Note 11 - Earnings (Loss) Per Share (Details Textual) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	0	0	0